INCOME TAXES - Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
United States	$ 461,018	$ 966,646	$ 544,464
Canada	106,412	240,952	(208,579)
Income/(Loss) Before Taxes	$ 567,430	$ 1,207,598	$ 335,885